Supplement dated August 20, 2025, to the Statutory Prospectus, Updating Summary Prospectus, and Initial Summary Prospectus dated May 1, 2025 for the following variable annuity policies:

Issued by Pacific Life Insurance Company	Issued by Pacific Life & Annuity Company

Pacific Choice Variable Annuity

Pacific Odyssey (Offered before October 1, 2013)

Pacific Odyssey (Offered on and after October 1, 2013)

Pacific Advisory Variable Annuity

Pacific Innovations

Pacific Innovations Select

Pacific Journey

Pacific Journey Select (Offered before October 1, 2013)

Pacific Journey Select (Offered on and after October 1, 2013)

Pacific Navigator

Pacific One

Pacific One Select

Pacific Portfolios

Pacific Portfolios for Chase

Pacific Select Variable Annuity

Pacific Value

Pacific Value Edge

Pacific Value Select (Offered before October 1, 2013)

Pacific Value Select (Offered on and after October 1, 2013)

Pacific Voyages

Pacific Choice Variable Annuity

Pacific Odyssey (Offered before October 1, 2013)

Pacific Odyssey (Offered on and after October 1, 2013)

Pacific Advisory Variable Annuity

Pacific Innovations

Pacific Innovations Select

Pacific Journey Select (Offered before October 1, 2013)

Pacific Journey Select (Offered on and after October 1, 2013)

Pacific Navigator

Pacific One Select

Pacific Portfolios

Pacific Portfolios for Chase

Pacific Value

Pacific Quest

Pacific Value Edge

Pacific Value Select (Offered before October 1, 2013)

Pacific Value Select (Offered on and after October 1, 2013)

Pacific Voyages

The purpose of this supplement is to announce certain underlying fund changes. This supplement must be preceded or accompanied by the Initial Summary Prospectus, Updating Summary Prospectus, or Statutory Prospectus, as applicable, (collectively, the "Prospectus") for your Contract, as supplemented. All information in the Prospectus dated May 1, 2025, remains in effect unless otherwise supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life Insurance Company or Pacific Life & Annuity Company, as applicable; "you" or "your" refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448 or (800) 748-6907 for New York contracts, or online at http://www.PacificLife.com/Prospectuses. Please retain this supplement for future reference.

Effective August 22, 2025, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect the following changes:

•	All references to the name Invesco Oppenheimer V.I. International Growth Fund will change to the Invesco V.I. International Growth Fund.

All other references in the prospectus to the Invesco Oppenheimer V.I. International Growth Fund will be Invesco V.I. International Growth Fund.

VASUPP1_0825

VANYSUPP1_0825